INSURANCE - Liabilities (Details) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Insurance
Total	$ 136,124	$ 185,380
Producers current account	39,274	38,456
Commission for premium receivable	144,535	166,278
Total	183,809	204,734
Premiums and surcharges	221,714	236,825
Premiums insufficiency	5	52
Total	221,719	236,877
Property insurance
Insurance
Direct administrative insurance	18,158	15,305
Direct insurance in mediation	25	1,089
Claims settled to pay	293	1,199
Claims occurred and not reported - IBNR	9,794	20,093
Life insurance
Insurance
Direct administrative insurance	64,506	56,181
Direct insurance in judgments	1,418	1,688
Direct insurance in mediation	886	2,501
Claims settled to pay	19,164	27,525
Claims occurred and not reported - IBNR	$ 21,880	$ 59,799